Long-Term Debt Guarantors	12 Months Ended
Dec. 31, 2021
Long Term Debt Guarantor Disclosure [Abstract]
Long-Term Debt Guarantors
NOTE 27.
LONG-TERM DEBT GUARANTORS
Precision Drilling Corporation (Parent) issued registered unsecured senior notes in 2017 and 2021 which are fully and unconditionally guaranteed by certain U.S. and Canadian subsidiaries (Guarantor Subsidiaries) that also guaranteed the Senior Credit Facility. These Guarantor Subsidiaries are directly or indirectly wholly-owned by the Parent. The following is a description of the terms and conditions of the guarantees with respect to the unsecured senior notes for which Precision is the Parent issuer and Guarantor Subsidiaries (Obligor Group) provides a full and unconditional guarantee.
As at December 31, 2021, Precision had $946 million principal amount of unsecured senior notes outstanding, $440 million due in 2026 and $506 million due in 2029, all of which is guaranteed by the Guarantor Subsidiaries.
The Guarantor Subsidiaries jointly and severally, fully, unconditionally, and irrevocably guarantees the payment of the principal and interest on the unsecured senior notes when they become due, whether at maturity or otherwise. The guarantee is unsecured and ranks senior with all of the Guarantor Subsidiaries’ other unsecured obligations.
The Guarantor Subsidiaries will be released and relieved of its obligations under the guarantees after the obligations to the holders are satisfied in accordance with the applicable indentures.
Summarized Financial Information
The following tables include summarized financial information for the Obligor Group on a combined basis after elimination of (i) intercompany transactions and balances within the Obligor Group; (ii) equity in earnings from investments in the non-guarantor
subsidiaries; and (iii) intercompany dividend income.
Statements of Loss

	Parent and Guarantor Subsidiaries
	2021	2020
Revenue	$844,619	$752,794
Expenses	690,149	548,991
Earnings before income taxes, loss (gain) on redemption and repurchase of unsecured senior notes, loss on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	154,470	203,803
Net loss	(171,030)	(144,086)
Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2021	2020
Assets
Current assets	$219,013	$227,265
Property, plant and equipment	1,909,951	2,085,460
Other non-current assets	79,033	79,104

	Parent and Guarantor Subsidiaries
	2021	2020
Liabilities
Current liabilities	$200,784	$123,472
Long-term debt	1,106,794	1,236,210
Other non-current liabilities	87,411	86,303
Excluded from the statements of loss and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor
subsidiaries:

	Parent and Guarantor Subsidiaries
	2021	2020
Assets
Accounts receivable, intercompany	$34,373	$35,500
Short-term advances to affiliates	11,686	13,359

	Parent and Guarantor Subsidiaries
	2021	2020
Liabilities
Accounts payable and accrued liabilities, intercompany	$33,820	$25,374
Long-term advances from affiliates	128,606	89,830